Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Commitments and Contingencies
23.	Commitments and Contingencies

(i)	Operating lease commitments

The Group leases facilities in the PRC under non-cancellable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases.

Total office rental expenses under all operating leases were RMB872,000 and RMB1,472,000 and RMB9,196,000 for the years ended December 31, 2012, 2013 and 2014 , respectively.

Total bandwidth lease expenses under all operating leases were RMB550,000 and RMB3,525,000 and RMB4,721,000 for the years ended December 31, 2012, 2013 and 2014, respectively

As of December 31, 2014, future minimum payments under non-cancellable operating leases consist of the following:

	As of December 31, 2014
	Rental expenses	Bandwidth lease expenses
	RMB'000	RMB'000

2015	8,878	976
2016	9,738	—
2017	10,048	—
2018 and thereafter	6,093	—
	34,757	976

(ii)	Capital commitments

As of December 31, 2014, the Group did not have any capital commitments.

(iii)	Litigations

Save as disclosed in note 26, the Group is not a party to, nor is aware of, any legal proceeding, investigation or claim which is likely to have a material adverse effect on the Group's business, financial condition, results or operations, or cash flows. The Group did not record any legal contingencies as of December 31, 2013 and 2014.